Stockholders' Equity Deficit	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Stockholders' Equity Deficit

9. Stockholders’ Equity (Deficit)

As of December 31, 2011 and June 30, 2011, there were 300,000,000 shares of authorized common stock and 149,417,062 and 134,941,797 shares of common stock issued and outstanding, respectively. Except as otherwise provided by Delaware law, the holders of our common stock are entitled to one vote per share on all matters to be voted upon by the stockholders.

The Company’s Board of Directors is authorized to issue 1,000,000 shares of preferred stock, par value $0.001 per share. The Company may issue shares of preferred stock in one or more series as may be determined by the Company’s Board of Directors, who may establish the designation and number of shares of any series, and may determine, alter or revoke the rights, preferences, privileges and restrictions pertaining to any wholly unissued series (but not below the number of shares of that series then outstanding).

On August 25, 2011, the Company completed the placement of 14,000,000 units (the “Units”).  Each Unit consisted of (i) one (1) share of common stock, $0.001 par value per share of the Company and (ii) one (1) detachable three (3) year warrant to purchase one (1) share of common stock of the Company with an exercise price of $4.00 per warrant share, at a purchase price of $2.50 per Unit for an aggregate purchase price of $35,000 to accredited and institutional investors.  The Units issued in such placement were exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to an exemption from registration for transactions not involving a public offering under Section 4(2) of the Securities Act, and the safe harbors for sales under Section 4(2) provided by Regulation D promulgated pursuant to the Securities Act.  Transfer of the shares was restricted by the Company in accordance with the requirements of the Securities Act.  The net proceeds of the offering, $35,000, are to be used for general corporate purposes, including marketing and product development.  The three-year warrants are callable by the Company after February 26, 2012 if a registration statement for the resale of the shares of common stock issuable upon exercise of the warrants has been declared effective for 30 days and the closing bid price of such shares equals at least $4.00 per share for a period of at least 20 consecutive trading days after effectiveness of such registration statement.  Tejas Securities Group, Inc. (“Tejas”) acted as one of the placement agents in connection with the offering.  Tejas received 285 Units in the offering and also received as compensation (in addition to cash commission paid) a five-year non-callable warrant for 540,000 common shares at $2.50 per share and 100,000 warrants on the same basis as the investors.

As a result of Sillerman Investment Company, LLC’s participation in the placement, 2,560,000 units were considered to have been acquired by Robert F.X. Sillerman with a deemed fair value (based upon the traded value of the stock at the time) in excess of the price paid.  This resulted in a non-cash compensation charge of $19,456.

In connection with the September 29, 2011 acquisition of the WatchPoints assets owned by Mobile Messaging Systems LLC, the Company issued 200,000 shares of the Company’s common stock with a fair value of $8.00 per share to Mobile Messaging Systems LLC.

In connection with the December 31, 2011 purchase of the Loyalize business, the Company agreed to deliver 275,038 shares of the Company’s common stock.  The shares were offered and sold as a private placement and exempt from registration under the Securities Act, pursuant to an exemption from registration for transactions not involving a public offering under Section 4(2) of the Securities Act, and the safe harbors for sales under Section 4(2) provided by Regulation D promulgated pursuant to the Securities Act.  Transfer of the shares was restricted by the Company in accordance with the requirements of the Securities Act.   The 275,038 shares of Company common stock are to be delivered as follows:  65,254 shares delivered directly to Trusted Opinion within three business days of delivery of the financial statements of the acquired business and 209,784 shares (the “Escrowed Shares”) delivered within three business days of closing to American Stock Transfer and Trust Company LLC, as escrow agent, to be held until December 31, 2012 to secure certain representations, warranties and indemnities given by Trusted Opinion under the Asset Purchase Agreement.  The Company valued the 275,038 shares of the Company’s common stock as of the date of closing at $1,719 based on the $6.25 closing price of its common stock on the date of acquisition.  In addition to certain minor purchase price adjustments to be made post-closing, the Company is obligated to also fund as a purchase price adjustment the difference, if any, in the amount by which $1,839 exceeds the calculated value (based on the average closing price of the Company’s common stock during the 20 days prior to December 31, 2012) of the 275,038 shares of the Company’s common stock on December 31, 2012, either in cash or in shares of the Company’s common stock, at FN(x) I’s election.  Such additional consideration shall not be payable until claims which remain subject to determination and are secured by all the Escrowed Shares are no longer outstanding.  The additional consideration shall be eliminated to the extent final claims exceed the value of the shares then remaining in escrow.

8. Stockholders’ Equity (Deficit)

As of June 30, 2011 and 2010, there were 300,000,000 and 1,000,000 shares of authorized common stock, respectively, and 134,941,797 and 419,280 (adjusted to reflect post reverse split shares) shares of common stock issued and outstanding, respectively. Except as otherwise provided by Delaware law, the holders of our common stock are entitled to one vote per share on all matters to be voted upon by the stockholders.

The Company’s Board of Directors is authorized to issue 1,000,000 shares of preferred stock, par value $0.001 per share. We may issue shares of preferred stock in one or more series as may be determined by our board of directors, who may establish the designation and number of shares of any series, and may determine, alter or revoke the rights, preferences, privileges and restrictions pertaining to any wholly unissued series (but not below the number of shares of that series then outstanding).